Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions [Abstract]
Related party transactions
18.	Related party transactions

(a)	Relationship with related parties

Name of related parties	Relationship with the Group
Newlink	Controlling Shareholder
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	Significantly influenced by the Group

(b)	Contribution from Controlling Shareholder

During the six months ended June 30, 2026, Newlink paid a total of RMB9.7 million on behalf of the Group, including (i) RMB0.9 million of payroll and non-payroll labor expense; (ii) RMB0.7 million of rental fees; and (iii) RMB8.1 million of other expenses, which were reflected in the condensed consolidated statements of profit or loss and other comprehensive income.

(c)	Share-based compensation from controlling shareholder

Newlink granted share options under Newlink 2020 Share Incentive Plan to certain employees associated with the Group’s charging services business, who were subsequently transferred to the Group. For the six months ended June 30, 2025 and 2026, share-based compensation expense was debited to profit or loss for RMB0.7 million and credited to profit or loss for RMB3.2 million, with a corresponding increase and decrease in additional paid-in capital, respectively.

(d)	Balances with related parties

	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Included in amount due to related parties as trade payables (Note 11) and other payables and accruals (Note 12)
Newlink (e)	147,005	318,412
Huzhou Zhidianlaile New Energy Technology Co., Ltd.	216	216
	147,221	318,628

(e)	The balance due to Newlink was unsecured, non-interest bearing, and repayable on demand.

(f)	Key management personnel compensation

The following table sets forth the compensation information of the Group’s directors and executive officers for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
	RMB’000	RMB’000

Short-term employee benefits	2,028	1,876
Share-based compensation	2,102	(2,636)
	4,130	(760)